Stock-Based Compensation - Restricted Stock Activity (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-vested shares, Beginning balance	3,677,511	5,112,095
Granted, Shares	1,415,605	1,303,209
Vested, Shares	(846,415)	(2,527,601)
Forfeited, Shares	(242,333)	(210,192)
Non-vested shares, Ending balance	4,004,368	3,677,511
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance	$ 5.57	$ 4.52
Weighted Average Fair Value at Grant Date, Granted	$ 8.41	$ 4.92
Weighted Average Fair Value at Grant Date, Vested	$ 7.13	$ 3.13
Weighted Average Fair Value at Grant Date, Forfeited	$ 5.96	$ 5.35
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance	$ 6.13	$ 5.57